Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Operating Revenues	$ 110,875	$ 106,565	$ 107,808
Operating Expenses
Cost of services and sales (exclusive of items shown below)	45,875	44,149	44,579
Selling, general and administrative expense	35,624	31,366	30,717
Depreciation and amortization expense	16,496	16,405	16,534
Total Operating Expenses	97,995	91,920	91,830
Operating Income	12,880	14,645	15,978
Equity in earnings of unconsolidated businesses	444	508	553
Other income and (expense), net	(14)	54	91
Interest expense	(2,827)	(2,523)	(3,102)
Income Before Provision For Income Taxes	10,483	12,684	13,520
Provision for income taxes	(285)	(2,467)	(1,919)
Net Income	10,198	10,217	11,601
Net income attributable to noncontrolling interest	7,794	7,668	6,707
Net income attributable to Verizon	2,404	2,549	4,894
Net Income	$ 10,198	$ 10,217	$ 11,601
Basic Earnings Per Common Share
Net income attributable to Verizon	$ 0.85	$ 0.90	$ 1.72
Weighted-average shares outstanding (in millions)	2,833	2,830	2,841
Diluted Earnings Per Common Share
Net income attributable to Verizon	$ 0.85	$ 0.90	$ 1.72
Weighted-average shares outstanding (in millions)	2,839	2,833	2,841